Long-Term Debt (Notes) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Feb. 11, 2015	Sep. 25, 2014	Nov. 12, 2013	Mar. 25, 2013	Nov. 08, 2012
Debt Instrument [Line Items]
Repayments of Long-term Lines of Credit		$ 332,500	$ 269,000
Additions to long-term debt		500,000	$ 300,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year		5,300
Long-term Debt, Maturities, Repayments of Principal in Year Two		10,500
Long-term Debt, Maturities, Repayments of Principal in Year Three		30,500
Long-term Debt, Maturities, Repayments of Principal in Year Four		18,000
Long-term Debt, Maturities, Repayments of Principal in Year Five		872,000
Long-term Debt, Maturities, Repayments of Principal after Year Five		$ 1,127,500
Senior Notes [Member] | 7.5% WNRL Secured Notes, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				7.50%
Debt Instrument, Face Amount				$ 300,000
Debt Instrument, Interest Rate, Effective Percentage		7.78%
Senior Notes [Member] | 7.125% NTI Secured Notes, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						7.125%		7.125%
Debt Instrument, Face Amount					$ 75,000			$ 275,000
Debt Instrument, Unamortized Premium					$ 4,200
Additions to long-term debt	$ 79,200
Debt Instrument, Interest Rate, Effective Percentage		6.91%
Senior Notes [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.25%
Debt Instrument, Face Amount							$ 350,000
Debt Instrument, Interest Rate, Effective Percentage		6.52%